SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

The chief operating decision maker, or CODM, evaluates performance by assessing the Company's consolidated net income and its impact on overall shareholder returns, leading to a determination that the Company operates within a single reportable segment. The Company's assets operate on a world-wide basis and the Company's management does not evaluate performance by geographical region or by asset type, as they believe that any such information would not be meaningful.